Statements of Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales		$ 620,508	$ 560,118	$ 724,391
Cost of Sales		476,610	337,565	464,715
Gross profit		143,898	222,553	259,676
Research and development expenses		636,801	640,328	603,702
Selling and marketing expenses		487,904	264,728	168,700
General and administrative expenses		1,472,872	766,711	474,703
Initial public offering expenses		345,925	389,396
Operating loss		2,799,604	1,838,610	987,429
Change in fair value of convertible notes		504,976
Change in fair value of derivative warrant liabilities		277,600
Issuance expenses attributable to derivate warrant liability		247,129
Interest expenses on related party loan		152,745	17,386
Other finance income, net		(210,675)	(202,958)	(372,048)
Net loss and comprehensive loss		$ 3,771,379	$ 1,653,038	$ 615,381
Net loss per ordinary share, basic (in Dollars per share)		$ 0.77	$ 0.49	$ 1.71
Weighted-average number of ordinary shares outstanding, basic (in Shares)	[1]	4,891,071	3,349,071	359,743

[1]	See Note 2X.